Provisions (Tables)	12 Months Ended
Mar. 31, 2026
Provisions [abstract]
Summary of detailed information about provisions

	As at March 31,
	2025		2026
Non-current
Provision for onerous contracts	₹	294	₹	224
	₹	294	₹	224
Current
Provision for onerous contracts	₹	1,288	₹	1,184
Provision for warranty		207		214
Others		142		98
	₹	1,637	₹	1,496
	₹	1,931	₹	1,720

Summary of Activity for Provision for Warranty and Other Provisions

A summary of activity in provision for warranty, provision for onerous contracts and other provisions is as follows:

	Year ended March 31, 2025								Year ended March 31, 2026
	Provision for warranty		Provision for onerous contracts		Others		Total		Provision for warranty		Provision for onerous contracts		Others		Total
Balance at the beginning of the year	₹	217	₹	1,599	₹	155	₹	1,971	₹	207	₹	1,582	₹	142	₹	1,931
Additional provision during the year		207		597		-		804		214		582		-		796
Utilized/written-back during the year		(217)		(624)		(13)		(854)		(207)		(826)		(44)		(1,077)
Translation adjustment		-		10		-		10		-		70		-		70
Balance at the end of the year	₹	207	₹	1,582	₹	142	₹	1,931	₹	214	₹	1,408	₹	98	₹	1,720